INVENTORIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Cost of sales	$ 54,523	$ 42,568	$ 131,886	$ 80,446
Inventory write-off		$ 646		$ 646